Interest in Other Entities (Details) - Schedule of activity in investment account - SciSparc ltd [Member] - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Interest in Other Entities (Details) - Schedule of activity in investment account [Line Items]
Cash investment	$ 825	$ 911
Revaluation – capital gain	16
Revaluation – Finance income	70	599
Revaluation – Forward contract	23	576
Provision- Forward contract	(23)	$ 576
Investment as of December 31, 2021	$ 911